STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (FY) - USD ($)	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total	Class B Common Stock [Member]
Beginning balance at Jun. 22, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jun. 22, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					(429,155)
Ending balance at Sep. 30, 2020					5,000,009
Beginning balance at Jun. 22, 2020	$ 0	$ 0	0	0	0
Beginning balance (in shares) at Jun. 22, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 0	$ 575	24,425	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	0	5,750,000
Sale of 23,000,000 Units, net of fair value allocated to public warrants	$ 2,300	$ 0	195,510	0	195,512,623
Sale of 23,000,000 Units, net of fair value allocated to public warrants (in shares)	23,000,000	0
Transaction costs net of allocation to warrant liabilities	$ 0	$ 0	(12,368,806)	0	(12,368,806)
Proceeds in excess of fair value from sale of private Placement Warrants	0	0	660,000	0	660,000
Common stock subject to possible redemption	$ (1,947)	$ 0	(194,717,288)	0	(194,719,235)
Common stock subject to possible redemption (in shares)	(19,471,900)	0
Net income (loss)	$ 0	$ 0	0	(8,247,187)	(8,247,187)
Ending balance at Dec. 31, 2020	$ 353	$ 575	13,246,266	(8,247,187)	5,000,007
Ending balance (in shares) at Dec. 31, 2020	3,528,100	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption	$ (15)	$ 0	(1,517,125)	0	(1,517,140)
Common stock subject to possible redemption (in shares)	(151,714)	0
Net income (loss)	$ 0	$ 0	0	1,517,138	1,517,138	$ 1,517,138
Ending balance at Mar. 31, 2021	$ 338	$ 575	$ 11,729,141	$ (6,730,049)	$ 5,000,005
Ending balance (in shares) at Mar. 31, 2021	3,376,386	5,750,000